Leases - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lease [Line Items]
Lease contracts expiration year	2024
Revenue from subleasing right-of-use of assets	$ 111,366
Interest expense on leases liabilities	106,337
Selling, general and administrative expenses	64,664,389	$ 15,285,716	[1]
Amount recognized as an expense in respect of operating leases		295,892
Lease One
Lease [Line Items]
Operating costs of lease	58,304
Tax on lease	109,402
Lease One | Selling, general and administrative expenses
Lease [Line Items]
Amount recognized as an expense in respect of operating leases		247,554
Lease One | Cost of sales
Lease [Line Items]
Amount recognized as an expense in respect of operating leases
Lease One | Research and development expenses
Lease [Line Items]
Amount recognized as an expense in respect of operating leases		$ 48,338
Expense for Non-lease Components
Lease [Line Items]
Selling, general and administrative expenses	$ 27,378

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).